Financial structure and financial costs - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Maximum credit risk exposure	$ 68,563	$ 66,347	$ 70,436
Net margin call (paid) received	(2,486)	(2,581)	(870)
Sale of receivables
Credit risk
Net value of receivables sold	8,129
Financial asset remaining recognized after date of sale	0
Financial liability remaining recognized after date of sale	0
Reverse factoring
Credit risk
Net value of receivables sold	177
Loans to equity affiliates
Credit risk
Maximum credit risk exposure	3,999	4,755	5,135
Loans and advances
Credit risk
Maximum credit risk exposure	1,982	1,877	2,878
Other non-current financial assets related to operational activities
Credit risk
Maximum credit risk exposure	332	471	937
Non-current financial assets
Credit risk
Maximum credit risk exposure	912	680	679
Accounts receivable, net
Credit risk
Maximum credit risk exposure	18,488	17,270	14,893
Other operating receivables
Credit risk
Maximum credit risk exposure	11,506	9,733	9,336
Current financial assets
Credit risk
Maximum credit risk exposure	3,992	3,654	3,393
Cash and cash equivalents
Credit risk
Maximum credit risk exposure	$ 27,352	$ 27,907	$ 33,185